Financial instruments - fair values and risk management - Reconciliation from the opening balances to the closing balances for financial liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Measurement of fair values
Liabilities at beginning of period	$ 323,678
Liabilities at end of period	292,026
Share warrant obligation | Level 3
Measurement of fair values
Liabilities at beginning of period	362	$ 365
Net change in fair value	(212)	(100)
Liabilities at end of period	150	265
Put option liability | Level 3
Measurement of fair values
Liabilities at beginning of period	15,002	15,002
Liabilities at end of period	$ 15,002	$ 15,002